Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

June 17, 2024

Eileen Smiley

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 667 (the “Fund”)

(File No. 333-277935) (CIK# 2004208)

Ms. Smiley:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the AI Ecosystem Enablers and Adopters Trust, Series 1 (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on March 14, 2024. We received comments from the staff of the Commission in a letter from Eileen Smiley on April 9, 2024 requesting that we make certain changes to the Registration Statement and addressed those comments in a filing with the Commission on May 30, 2024. Ms. Smiley provided additional comments from the staff of the Commission in a conversation with Matthew Wirig on June 12, 2024. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

The following are our responses to the staff’s comments:

Comment 1. The comment expressed concern with the use of “Drivers” in the Trust’s name. The Trust’s name has been changed to AI Ecosystem Enablers and Adopters Trust, Series 1 in accordance with the staff’s comment and corresponding revisions to the words “drivers” and “driving” have been made throughout the prospectus.

Comment 2. The comment noted the Trust’s strategy states that investments in companies in the “Data Centers” functional area will typically be REITs and fall within the Real Estate sector. The comment requested that the Sponsor indicate in correspondence whether it anticipates that the Trust’s portfolio will be concentrated in REITs and/or the real estate sector and, if so, add appropriate disclosure. The Sponsor has confirmed that the Trust’s portfolio will not be concentrated in REITs and/or the real estate sector.

Comment 3. The comment requested that the Sponsor confirm whether the Trust will make direct investments in debt securities. The Sponsor has confirmed that the Trust will not make direct investments in debt securities. The comment also requested that the second bulletpoint be combined into the first bulletpoint under “Investment Summary—Principal Risk Considerations” for clarity. The disclosure has been updated in accordance with the staff’s comment.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on September 10, 2024, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Securities and Exchange Commission (the “Commission”) at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler LLP